UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Palo Alto Investors, LLC

Address:   470 University Avenue
           Palo Alto, CA 94301


Form 13F File Number: 28-10266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Scot Smith
Title:  Chief Operating Officer
Phone:  (650) 325-0772

Signature,  Place,  and  Date  of  Signing:

/s/ Scot Smith                     Palo Alto, CA                      5/8/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              33

Form 13F Information Table Value Total:  $      844,098
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
------------------------------ -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
AMAG Pharmaceuticals, Inc.     COM            00163U106   40,109  1,681,710                               1,681,710      0    0
AVEO Pharmaceuticals, Inc.     COM            053588109    6,447    877,153                                 877,153      0    0
Abiomed Inc.                   COM            003654100   43,923  2,352,598                               2,352,598      0    0
Aegerion Pharmaceuticals Inc.  COM            00767E102    4,245    105,240                                 105,240      0    0
Alimera Sciences, Inc.         COM            016259103   11,159  3,634,984                               3,634,984      0    0
Amicus Therapeutics, Inc.      COM            03152W109   15,155  4,780,670                               4,780,670      0    0
Anacor Pharmaceuticals, Inc.   COM            032420101    3,669    567,926                                 567,926      0    0
ArthroCare Corp.               COM            043136100    9,559    274,994                                 274,994      0    0
Auxilium Pharmaceuticals, Inc. COM            05334D107   41,537  2,402,394                               2,402,394      0    0
Biomarin Pharmaceuticals, Inc  COM            09061G101   48,857    784,719                                 784,719      0    0
Conceptus Inc                  COM            206016107   10,851    449,300                                 449,300      0    0
Cubist Pharmaceuticals, Inc.   COM            229678107   39,068    834,421                                 834,421      0    0
Cyberonics, Inc.               COM            23251P102   90,390  1,931,418                               1,931,418      0    0
Cytokinetics Inc.              COM            23282W100    1,789  1,569,271                               1,569,271      0    0
Dendreon Corp                  COM            24823Q107    1,957    413,400                                 413,400      0    0
Hyperion Therapeutics          COM            44915N101    2,159     83,600                                  83,600      0    0
Insmed, Inc.                   COM            457669307    1,995    266,299                                 266,299      0    0
Intermune Inc.                 COM            45884X103   16,068  1,775,485                               1,775,485      0    0
Momenta Pharmaceuticals, Inc.  COM            60877T100   16,216  1,215,576                               1,215,576      0    0
NxStage Medical, Inc.          COM            67072V103      498     44,129                                  44,129      0    0
Onyx Pharmaceuticals, Inc.     COM            683399109  131,150  1,475,915                               1,475,915      0    0
QLT Inc.                       COM            746927102   17,466  1,975,820                               1,975,820      0    0
Questcor Pharmaceuticals, Inc. COM            74835Y101   40,127  1,233,145                               1,233,145      0    0
Rigel Pharmaceuticals Inc.     COM            766559603   19,770  2,907,371                               2,907,371      0    0
STAAR Surgical Company         COM            852312305   19,386  3,443,330                               3,443,330      0    0
Savient Pharmaceuticals, Inc.  COM            80517Q100    8,980 11,224,495                              11,224,495      0    0
Sequenom Inc.                  COM            817337405   35,486  8,550,730                               8,550,730      0    0
Spectrum Pharmaceuticals Inc.  COM            84763A108    2,954    395,985                                 395,985      0    0
United Therapeutics Corp       COM            91307C102   54,581    896,678                                 896,678      0    0
Vanda Pharmaceutical Inc.      COM            921659108    6,852  1,747,867                               1,747,867      0    0
ViroPharma Incorporated        COM            928241108   99,395  3,950,518                               3,950,518      0    0
Xoma Ltd.                      COM            98419J107      629    180,235                                 180,235      0    0
pSivida Corporation            COM            74440J101    1,671    729,548                                 729,548      0    0
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